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[Janus letterhead]





July 7, 2008


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549-0505

Re:      JANUS INVESTMENT FUND (the "Registrant")
         1933 Act File No. 2-34393
         1940 Act File No. 811-1879

Dear Sir or Madam:

On behalf of the Registrant, enclosed please find the preliminary proxy statement relating to the special meeting of shareholders of Janus Mid Cap Value Fund and Janus Small Cap Value Fund (together, the "Funds"), each a series of the Registrant. The proxy statement will seek shareholder approval of new subadvisory agreements between Janus Capital Management LLC ("Janus Capital") and Perkins, Wolf, McDonnell and Company, LLC. The proxy statement will also seek shareholder approval of amended and restated investment advisory agreements between the Funds and Janus Capital.

No fee is required in connection with this filing pursuant to Rule 14a-6 under the Securities Exchange Act of 1934.

If you have any questions regarding this filing, please call me at (303)
336-4045.

Sincerely,

/s/ Robin Nesbitt

Robin Nesbitt
Associate Counsel

Enclosure

cc:      Rodney A. DeWalt, Esq.
         Stephanie Grauerholz-Lofton, Esq.
         Larry Greene, Esq.
         Cindy A. Antonson
         Donna Brungardt